Commitments and Contingent Liabilities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Royalties	$ 458	$ 569	$ 130
Contingent liability for royalties	$ 347
Operating lease expiration date	Feb. 28, 2022
Lease expense	$ 958	$ 888	$ 707
Total bank guarantees provided to customers and others	$ 366
Israel Innovation Authority [Member]
Grants received percentage	100.00%
Grants received	$ 5,543
Israel Innovation Authority [Member] | Minimum [Member]
Royalties payable, percent of sales	3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Royalties payable, percent of sales	5.00%